13F-HR
				9/30/03

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 September 30,2003

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             September 30,2003

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	$152,598,000

List of Other Included Managers:		None


Name of Issuer          Class  Cusip     Value (x100Shares
Adtran 11.11         common        00738a106    1410            23000
Aeropastale Inc      common        007865108    1623            60000
Affiliated Computer  common        008190100    244              5010
Alliance Data        common        018581108    1188            45000
Amazon 10.1          common        023135106    1937            40000
American Pharmaceuticcommon        02886p109    2352            75000
Amgen                common        031162100    612              9491
Avid Technology      common        05367p100    2120            40000
Best Buy             common        086516101    1188            25000
Bradley Pharmaceuticacommon        104576103    2044            75000
Brightpoint          common        109473405    3688           112500
C I S C O            common        17275R102    694             35433
Career Education 11.1common        141665109    1812            40000
Ceradyne 12.15       common        156710105    4697           181546
Citrix Systems       common        177376100    2290           103500
Cognizant Tech       common        192446102    3963           108700
Comcast              common        20030n101    516             16738
Comtech 11.14        common        205826209    4032           168705
Dell Computer        common        24702r101    575             17199
Dynacq 11.12         common        267919306    1085            60000
Engineered Support   common        292866100    1514            25000
Eresearch Technology common        29481v108    1734            50000
Exxon Mobil          common        30231G102    334              9137
Fairfax Financial    common        303901102    1865            11900
First Cash Financial common        31942d107    3404           168100
Freeport-McMoran     common        35671d857    1324            40000
Gen-Probe            common        36866t103    1625            30000
Genentech            common        368710406    3781            47182
General Electric     common        369604103    390             13083
Gilead Sciences      common        375558103    519              9263
Harman               common        413086109    422              4287
Helen of Troy        common        g4388n106    1460            60000
ITT Educational      common        45068B109    2724            56838
Inamed 10.9          common        453235103    4585            62400
Intel                common        458140100    818             29717
Interpore 11.16      common        46062w107    3533           230000
Invitrogen           common        46185R100    2028            35000
Ishares Russell 2000 common        464287648    394              7500
J2 Global            common        46626e205    2270            60000
KOS Pharmaceuticals 1common        500648100    2071            60000
KVH                  common        482738101    1516            60000
Kyphon 10.3          common        501577100    1168            60000
M & T Bank           common        55261f104    349              3995
Marvel Technology    common        g5876h105    3170            83902
Matrix Service       common        576853105    1070            60000
Microchip            common        595017104    219              9150
Microsoft            common        594918104    344             12371
Mid Atlantic Medical common        59523c107    331              6434
Millicom             common        l6388f110    2253            50000
Mylan Laboratories   common        628530107    385              9953
NII Holdings         common        62913f201    2968            50000
NVR                  common        62944T105    454               973
Nam Tai Electronics  common        629865205    5758           212253
Netease.com 11.11    common        64110w102    2234            40000
Network Appliance 10.common        64120L104    1848            90000
Odyssey              common        67611v101    3086           103500
Omnivision Technologycommon        682128103    2111            50000
Paccar               common        693718108    1488            20000
Pfizer               common        717081103    317             10431
Qiagen               common        N72482107    1841           173540
Quality Systems 10.6 common        747582104    2175            54101
Regeneration Technolocommon        75886n100    540             60000
Rofin-Sinar          common        775043102    1860            88472
Sandisk 9.25         common        80004c101    1912            30000
Schnitzer Steel 12.12common        806882106    2258            75000
Scientific Atlanta 9.common        808655104    1558            50000
Select Medical       common        816196109    1296            45000
Silicon Labs         common        826919102    1572            35000
Sina 11.8            common        g81477104    1786            50000
Spectralink 12.2     common        847580107    2236           119655
Starcraft            common        855269106    2026            60000
Stratasys 10.29      common        862685104    2405            56423
Synovis 10.30        common        87162g105    3610           147646
Syntel 11.25         common        87162h103    3598           157800
Talx 11.26           common        874918105    2039            82300
The Finish Line      common        317923100    1315            50000
Thoratec             common        885175307    2273           133800
United Online        common        911268100    3566           102500
University of Phoenixcommon        037604204    2000            30000
Utstarcom            common        918076100    1431            45000
Wal-Mart             common        931142103    355              6363
Yahoo 12.18          common        984332106    2668            75384
Zebra Tech           common        989207105    349              6777